MORTGAGES PAYABLE (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Debt Instrument [Line Items]
Interest rates on mortgages payable range, minimum (in hundredths)	2.57%
Interest rates on mortgages payable range, maximum (in hundredths)	8.25%
Mortgages maturity date range, start	Jun. 30, 2013
Mortgages maturity date range, end	Jul. 01, 2036
Fixed rate mortgages	$ 1,000,000,000	$ 1,000,000,000
Variable rate mortgages	26,200,000	16,200,000
Weighted average rate of interest on mortgage debt (in hundredths)	5.55%	5.78%
Aggregate amount of required future principal payments on mortgages payable [Abstract]
2014	64,923,000
2015	110,972,000
2016	92,336,000
2017	219,315,000
2018	66,944,000
Thereafter	494,716,000
Total payments	1,049,206,000	1,048,689,000
Line of Credit Facility [Line Items]
Maximum borrowing capacity	60,000,000
Number of properties securing line of credit	23
Secured Debt [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	60,000,000
Line of Credit Facility, Amount Outstanding	$ 10,000,000
Number of properties securing line of credit	23
Number of properties not encumbered	35